Income Tax (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
U.S. federal corporate income tax	21.00%	34.00%	21.00%	21.00%
U.S. [Member]
Income Tax (Details) [Line Items]
U.S. federal corporate income tax	21.00%		21.00%